Financial Risk Management - Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	$ 240,446	$ 190,966
A
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	18,880	20,839
AAA
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	2,213
B
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	11,043	4,041
BB
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	137,286	103,322
BBB
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	29,161	26,960
CCC
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	$ 41,863	$ 35,804